Financing Arrangements - Senior notes and debt related to Stork (Details) € in Millions, $ in Millions					1 Months Ended					3 Months Ended	12 Months Ended
	Mar. 17, 2016 EUR (€)	Mar. 17, 2016 USD ($)	Mar. 01, 2016 EUR (€)	Mar. 01, 2016 USD ($)	Apr. 30, 2016 EUR (€)	Mar. 31, 2016 EUR (€)	Mar. 31, 2016 USD ($)	Nov. 30, 2014 USD ($)	Sep. 30, 2011 USD ($)	Mar. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Apr. 30, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Mar. 02, 2016 EUR (€)	Mar. 02, 2016 USD ($)
Stork Notes
Debt instruments
Debt outstanding															€ 273	$ 296
Interest rate (as a percent)			11.00%
Outstanding debt redeemed	€ 273	$ 296
Redemption premium	€ 7	$ 8
1.750% Senior Notes
Debt instruments
Debt issued | €						€ 500
Interest rate (as a percent)						1.75%						1.75%		1.75%
Proceeds from issuance of notes, net of underwriting discounts						€ 497	$ 551
Redemption price at which debt may be redeemed (as a percent)											100.00%	100.00%
1.750% Senior Notes | Change of control triggering event
Debt instruments
Redemption price at which debt may be redeemed (as a percent)											101.00%	101.00%
1.750% Senior Notes | On or after December 21, 2022
Debt instruments
Redemption price at which debt may be redeemed (as a percent)											100.00%	100.00%
1.750% Senior Notes | Minimum | Prior to December 21, 2022
Debt instruments
Redemption price at which debt may be redeemed (as a percent)											100.00%	100.00%
3.5% Senior Notes
Debt instruments
Debt issued								$ 500
Interest rate (as a percent)								3.50%				3.50%		3.50%
Proceeds from issuance of notes, net of underwriting discounts								$ 491
Redemption price at which debt may be redeemed (as a percent)											101.00%	101.00%
3.5% Senior Notes | On or after September 15, 2024
Debt instruments
Redemption price at which debt may be redeemed (as a percent)											100.00%	100.00%
3.5% Senior Notes | Minimum | Prior to September 15, 2024
Debt instruments
Redemption price at which debt may be redeemed (as a percent)											100.00%	100.00%
3.375% Senior Notes
Debt instruments
Debt issued									$ 500
Interest rate (as a percent)									3.375%			3.375%		3.375%
Proceeds from issuance of notes, net of underwriting discounts									$ 492
3.375% Senior Notes | Change of control triggering event
Debt instruments
Redemption price at which debt may be redeemed (as a percent)											101.00%	101.00%
3.375% Senior Notes | Minimum
Debt instruments
Redemption price at which debt may be redeemed (as a percent)											100.00%	100.00%
Other borrowings | Committed credit line
Debt instruments
Maximum borrowing capacity												$ 3,500
Repayment of outstanding borrowings											€ 125	53
Other borrowings | Committed credit line | Super Senior Revolving Credit Facility
Debt instruments
Maximum borrowing capacity | €			€ 110		€ 110
Repayment of outstanding borrowings | €					110
Other borrowings | Committed credit line | April 2016 Revolving Credit Facility due April 2017
Debt instruments
Maximum borrowing capacity | €					€ 125								€ 125
Repayment of outstanding borrowings | €										€ 53
Stork Holding B.V.
Debt instruments
Other borrowings												$ 31		$ 35
Stork Holding B.V. | Certain other outstanding debt obligations
Debt instruments
Repayments of Assumed Debt			€ 20	$ 22
Euribor | Other borrowings | Committed credit line | Super Senior Revolving Credit Facility
Debt instruments
Margin added to variable rate (as a percent)			3.75%	3.75%
Euribor | Other borrowings | Committed credit line | April 2016 Revolving Credit Facility due April 2017
Debt instruments
Margin added to variable rate (as a percent)					0.75%